Invesco V.I. Equally-Weighted S&P 500 Fund
Quarterly Schedule of Portfolio Holdings
March 31, 2019
invesco.com/us
MS-VIEWSP-QTR-1   03/19
Invesco Advisers, Inc.

Schedule of Investments(a)
March 31, 2019
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.14%
Advertising–0.37%
Interpublic Group of Cos., Inc. (The)	18,022	$378,642
Omnicom Group, Inc.	5,420	395,606
		774,248
Aerospace & Defense–2.30%
Arconic, Inc.	21,687	414,439
Boeing Co. (The)	948	361,586
General Dynamics Corp.	2,413	408,473
Harris Corp.	2,478	395,761
Huntington Ingalls Industries, Inc.	2,003	415,022
L3 Technologies, Inc.	1,923	396,850
Lockheed Martin Corp.	1,332	399,813
Northrop Grumman Corp.	1,452	391,459
Raytheon Co.	2,215	403,307
Textron, Inc.	7,846	397,478
TransDigm Group, Inc. (b)	937	425,389
United Technologies Corp.	3,232	416,572
		4,826,149
Agricultural & Farm Machinery–0.19%
Deere & Co.	2,524	403,436
Agricultural Products–0.20%
Archer-Daniels-Midland Co.	9,565	412,538
Air Freight & Logistics–0.79%
C.H. Robinson Worldwide, Inc.	4,585	398,849
Expeditors International of Washington, Inc.	5,381	408,418
FedEx Corp.	2,333	423,230
United Parcel Service, Inc., Class B	3,757	419,807
		1,650,304
Airlines–0.96%
Alaska Air Group, Inc.	7,208	404,513
American Airlines Group, Inc.	12,565	399,064
Delta Air Lines, Inc.	8,085	417,590
Southwest Airlines Co.	7,744	401,991
United Continental Holdings, Inc. (b)	4,866	388,210
		2,011,368
Alternative Carriers–0.19%
CenturyLink, Inc.	32,600	390,874
Apparel Retail–0.99%
Foot Locker, Inc.	6,673	404,384
Gap, Inc. (The)	15,463	404,821
L Brands, Inc.	15,487	427,132
Ross Stores, Inc.	4,502	419,136
Shares		Value
Apparel Retail–(continued)
TJX Cos., Inc. (The)	7,905	$420,625
		2,076,098
Apparel, Accessories & Luxury Goods–1.37%
Capri Holdings Ltd. (b)	9,201	420,946
Hanesbrands, Inc.	21,924	392,001
PVH Corp.	3,635	443,288
Ralph Lauren Corp.	3,284	425,869
Tapestry, Inc.	11,954	388,385
Under Armour, Inc., Series A(b)	9,765	206,432
Under Armour, Inc., Series C(b)	10,011	188,908
VF Corp.	4,761	413,779
		2,879,608
Application Software–1.60%
Adobe Inc. (b)	1,573	419,189
ANSYS, Inc. (b)	2,259	412,742
Autodesk, Inc. (b)	2,631	409,962
Cadence Design Systems, Inc. (b)	6,777	430,407
Citrix Systems, Inc.	4,009	399,537
Intuit, Inc.	1,630	426,098
salesforce.com, inc. (b)	2,585	409,387
Synopsys, Inc. (b)	3,884	447,243
		3,354,565
Asset Management & Custody Banks–1.75%
Affiliated Managers Group, Inc.	3,852	412,588
Ameriprise Financial, Inc.	3,223	412,866
Bank of New York Mellon Corp. (The)	7,788	392,749
BlackRock, Inc.	951	406,429
Franklin Resources, Inc.	12,799	424,159
Invesco Ltd. (c)	21,512	415,397
Northern Trust Corp.	4,478	404,856
State Street Corp.	5,887	387,423
T. Rowe Price Group, Inc.	4,139	414,396
		3,670,863
Auto Parts & Equipment–0.38%
Aptiv PLC	4,902	389,660
BorgWarner, Inc.	10,521	404,112
		793,772
Automobile Manufacturers–0.39%
Ford Motor Co.	47,624	418,139
General Motors Co.	10,554	391,553
		809,692
Automotive Retail–0.86%
Advance Auto Parts, Inc.	2,641	450,370
AutoZone, Inc. (b)	430	440,372
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equally-Weighted S&P 500 Fund

Shares		Value
Automotive Retail–(continued)
CarMax, Inc. (b)	6,868	$479,386
O’Reilly Automotive, Inc. (b)	1,101	427,518
		1,797,646
Biotechnology–1.75%
AbbVie Inc.	5,168	416,489
Alexion Pharmaceuticals, Inc. (b)	3,115	421,086
Amgen, Inc.	2,216	420,996
Biogen, Inc. (b)	1,301	307,530
Celgene Corp. (b)	4,747	447,832
Gilead Sciences, Inc.	6,341	412,228
Incyte Corp. (b)	4,882	419,901
Regeneron Pharmaceuticals, Inc. (b)	995	408,567
Vertex Pharmaceuticals, Inc. (b)	2,263	416,279
		3,670,908
Brewers–0.19%
Molson Coors Brewing Co., Class B	6,744	402,280
Broadcasting–0.53%
CBS Corp., Class B	8,181	388,843
Discovery, Inc., Class A(b)	4,388	118,564
Discovery, Inc., Class C(b)	10,056	255,624
Fox Corp., Class A(b)	6,766	248,380
Fox Corp., Class B(b)	3,113	111,694
		1,123,105
Building Products–0.98%
A.O. Smith Corp.	7,881	420,215
Allegion PLC	4,557	413,365
Fortune Brands Home & Security, Inc.	8,677	413,112
Johnson Controls International PLC	11,175	412,804
Masco Corp.	10,218	401,670
		2,061,166
Cable & Satellite–0.59%
Charter Communications, Inc., Class A(b)	1,187	411,782
Comcast Corp., Class A	10,499	419,750
DISH Network Corp., Class A(b)	12,628	400,182
		1,231,714
Casinos & Gaming–0.37%
MGM Resorts International	15,131	388,261
Wynn Resorts, Ltd.	3,352	399,961
		788,222
Commodity Chemicals–0.18%
LyondellBasell Industries N.V., Class A	4,601	386,852
Communications Equipment–1.00%
Arista Networks, Inc. (b)	1,460	459,112
Cisco Systems, Inc.	7,851	423,875
F5 Networks, Inc. (b)	2,537	398,131
Juniper Networks, Inc.	15,608	413,144
Shares		Value
Communications Equipment–(continued)
Motorola Solutions, Inc.	2,887	$405,393
		2,099,655
Computer & Electronics Retail–0.20%
Best Buy Co., Inc.	5,951	422,878
Construction & Engineering–0.60%
Fluor Corp.	10,979	404,027
Jacobs Engineering Group, Inc.	5,576	419,259
Quanta Services, Inc. (b)	11,394	430,010
		1,253,296
Construction Machinery & Heavy Trucks–0.79%
Caterpillar, Inc.	3,052	413,515
Cummins, Inc.	2,593	409,357
PACCAR, Inc.	5,957	405,910
Wabtec Corp.	5,718	421,531
		1,650,313
Construction Materials–0.39%
Martin Marietta Materials, Inc.	2,040	410,407
Vulcan Materials Co.	3,531	418,071
		828,478
Consumer Electronics–0.20%
Garmin Ltd.	4,849	418,711
Consumer Finance–0.77%
American Express Co.	3,712	405,721
Capital One Financial Corp.	4,927	402,487
Discover Financial Services	5,738	408,316
Synchrony Financial	12,713	405,545
		1,622,069
Copper–0.20%
Freeport-McMoRan Inc.	33,166	427,510
Data Processing & Outsourced Services–2.82%
Alliance Data Systems Corp.	2,409	421,527
Automatic Data Processing, Inc.	2,686	429,062
Broadridge Financial Solutions, Inc.	4,051	420,048
Fidelity National Information Services, Inc.	3,792	428,875
Fiserv, Inc. (b)	4,724	417,035
FleetCor Technologies, Inc. (b)	1,759	433,752
Global Payments, Inc.	3,076	419,935
Jack Henry & Associates, Inc.	3,052	423,434
Mastercard, Inc., Class A	1,806	425,223
Paychex, Inc.	5,252	421,210
PayPal Holdings, Inc. (b)	4,189	434,986
Total System Services, Inc.	4,308	409,303
Visa, Inc., Class A	2,720	424,837
Western Union Co. (The)	22,364	413,063
		5,922,290
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equally-Weighted S&P 500 Fund

Shares		Value
Department Stores–0.58%
Kohl’s Corp.	5,916	$406,843
Macy’s, Inc.	17,366	417,305
Nordstrom, Inc.	9,138	405,545
		1,229,693
Distillers & Vintners–0.40%
Brown-Forman Corp., Class B	7,994	421,923
Constellation Brands, Inc., Class A	2,412	422,896
		844,819
Distributors–0.40%
Genuine Parts Co.	3,784	423,922
LKQ Corp. (b)	14,661	416,079
		840,001
Diversified Banks–0.93%
Bank of America Corp.	13,996	386,150
Citigroup Inc.	6,460	401,941
JPMorgan Chase & Co.	3,891	393,886
U.S. Bancorp	7,881	379,785
Wells Fargo & Co.	8,083	390,571
		1,952,333
Diversified Chemicals–0.18%
Eastman Chemical Co.	5,076	385,167
Diversified Support Services–0.39%
Cintas Corp.	1,991	402,401
Copart, Inc. (b)	6,884	417,102
		819,503
Drug Retail–0.20%
Walgreens Boots Alliance, Inc.	6,693	423,466
Electric Utilities–2.72%
Alliant Energy Corp.	8,670	408,617
American Electric Power Co., Inc.	4,893	409,789
Duke Energy Corp.	4,445	400,050
Edison International	6,461	400,065
Entergy Corp.	4,335	414,556
Evergy, Inc.	7,190	417,380
Eversource Energy	5,754	408,246
Exelon Corp.	8,219	412,019
FirstEnergy Corp.	9,806	408,028
NextEra Energy, Inc.	2,129	411,578
Pinnacle West Capital Corp.	4,304	411,376
PPL Corp.	12,538	397,956
Southern Co. (The)	7,848	405,585
Xcel Energy, Inc.	7,202	404,824
		5,710,069
Electrical Components & Equipment–0.78%
AMETEK, Inc.	5,098	422,981
Eaton Corp. PLC	5,051	406,909
Emerson Electric Co.	6,020	412,189
Shares		Value
Electrical Components & Equipment–(continued)
Rockwell Automation, Inc.	2,297	$403,032
		1,645,111
Electronic Components–0.38%
Amphenol Corp., Class A	4,318	407,792
Corning, Inc.	11,863	392,665
		800,457
Electronic Equipment & Instruments–0.38%
FLIR Systems, Inc.	8,098	385,303
Keysight Technologies, Inc. (b)	4,774	416,293
		801,596
Electronic Manufacturing Services–0.39%
IPG Photonics Corp. (b)	2,707	410,868
TE Connectivity Ltd.	4,938	398,744
		809,612
Environmental & Facilities Services–0.59%
Republic Services, Inc.	5,155	414,359
Rollins, Inc.	9,997	416,075
Waste Management, Inc.	4,037	419,485
		1,249,919
Fertilizers & Agricultural Chemicals–0.57%
CF Industries Holdings, Inc.	9,952	406,838
FMC Corp.	5,171	397,236
Mosaic Co. (The)	14,310	390,806
		1,194,880
Financial Exchanges & Data–1.40%
Cboe Global Markets, Inc.	4,343	414,496
CME Group, Inc., Class A	2,337	384,623
Intercontinental Exchange, Inc.	5,530	421,054
Moody’s Corp.	2,359	427,191
MSCI, Inc.	2,197	436,852
Nasdaq, Inc.	4,805	420,389
S&P Global, Inc.	2,041	429,733
		2,934,338
Food Distributors–0.19%
Sysco Corp.	6,095	406,902
Food Retail–0.19%
Kroger Co. (The)	16,386	403,096
Footwear–0.19%
NIKE, Inc., Class B	4,728	398,145
Gas Utilities–0.20%
Atmos Energy Corp.	4,002	411,926
General Merchandise Stores–0.59%
Dollar General Corp.	3,377	402,876
Dollar Tree, Inc. (b)	3,915	411,232
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equally-Weighted S&P 500 Fund

Shares		Value
General Merchandise Stores–(continued)
Target Corp.	5,289	$424,495
		1,238,603
Gold–0.20%
Newmont Mining Corp.	11,894	425,448
Health Care Distributors–0.79%
AmerisourceBergen Corp.	5,247	417,241
Cardinal Health, Inc.	8,405	404,701
Henry Schein, Inc. (b)	6,845	411,453
McKesson Corp.	3,583	419,426
		1,652,821
Health Care Equipment–3.18%
Abbott Laboratories	5,216	416,967
ABIOMED, Inc. (b)	1,275	364,127
Baxter International Inc.	5,409	439,806
Becton, Dickinson and Co.	1,624	405,562
Boston Scientific Corp. (b)	10,148	389,480
Danaher Corp.	3,206	423,256
Edwards Lifesciences Corp. (b)	2,368	453,070
Hologic, Inc. (b)	8,603	416,385
IDEXX Laboratories, Inc. (b)	1,983	443,399
Intuitive Surgical, Inc. (b)	748	426,794
Medtronic PLC	4,429	403,393
ResMed, Inc.	3,969	412,657
Stryker Corp.	2,141	422,890
Teleflex Inc.	1,397	422,118
Varian Medical Systems, Inc. (b)	3,002	425,443
Zimmer Biomet Holdings, Inc.	3,296	420,899
		6,686,246
Health Care Facilities–0.40%
HCA Healthcare, Inc.	3,213	418,911
Universal Health Services Inc., Class B	3,105	415,356
		834,267
Health Care REITs–0.59%
HCP, Inc.	13,203	413,254
Ventas, Inc.	6,468	412,723
Welltower Inc.	5,348	415,005
		1,240,982
Health Care Services–0.99%
Cigna Corp.	2,457	395,134
CVS Health Corp.	7,575	408,520
DaVita, Inc. (b)	8,027	435,786
Laboratory Corp. of America Holdings (b)	2,737	418,706
Quest Diagnostics, Inc.	4,752	427,300
		2,085,446
Health Care Supplies–0.63%
Align Technology, Inc. (b)	1,744	495,872
Cooper Cos., Inc. (The)	1,391	411,972
Shares		Value
Health Care Supplies–(continued)
DENTSPLY SIRONA, Inc.	8,256	$409,415
		1,317,259
Health Care Technology–0.20%
Cerner Corp. (b)	7,230	413,628
Home Furnishings–0.36%
Leggett & Platt, Inc.	9,045	381,880
Mohawk Industries, Inc. (b)	3,035	382,865
		764,745
Home Improvement Retail–0.41%
Home Depot, Inc. (The)	2,212	424,461
Lowe’s Cos., Inc.	4,041	442,368
		866,829
Homebuilding–0.58%
D.R. Horton, Inc.	9,925	410,697
Lennar Corp., Class A	8,400	412,356
PulteGroup, Inc.	14,538	406,482
		1,229,535
Hotel & Resort REITs–0.19%
Host Hotels & Resorts, Inc.	20,786	392,855
Hotels, Resorts & Cruise Lines–0.94%
Carnival Corp.	7,294	369,952
Hilton Worldwide Holdings, Inc.	4,863	404,164
Marriott International, Inc., Class A	3,321	415,424
Norwegian Cruise Line Holdings Ltd. (b)	7,288	400,548
Royal Caribbean Cruises Ltd.	3,440	394,293
		1,984,381
Household Appliances–0.18%
Whirlpool Corp.	2,914	387,241
Household Products–1.01%
Church & Dwight Co., Inc.	6,107	435,002
Clorox Co. (The)	2,540	407,568
Colgate-Palmolive Co.	6,135	420,493
Kimberly-Clark Corp.	3,459	428,570
Procter & Gamble Co. (The)	4,073	423,796
		2,115,429
Housewares & Specialties–0.19%
Newell Brands, Inc.	25,971	398,395
Human Resource & Employment Services–0.19%
Robert Half International, Inc.	6,199	403,927
Hypermarkets & Super Centers–0.39%
Costco Wholesale Corp.	1,759	425,924
Walmart, Inc.	4,106	400,458
		826,382
Independent Power Producers & Energy Traders–0.39%
AES Corp. (The)	22,654	409,584
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equally-Weighted S&P 500 Fund

Shares		Value
Independent Power Producers & Energy Traders–(continued)
NRG Energy, Inc.	9,671	$410,824
		820,408
Industrial Conglomerates–0.80%
3M Co.	1,995	414,521
General Electric Co.	41,856	418,141
Honeywell International Inc.	2,644	420,185
Roper Technologies, Inc.	1,262	431,566
		1,684,413
Industrial Gases–0.40%
Air Products and Chemicals, Inc.	2,210	422,022
Linde PLC (United Kingdom)	2,365	416,074
		838,096
Industrial Machinery–1.98%
Dover Corp.	4,491	421,256
Flowserve Corp.	9,336	421,427
Fortive Corp.	4,987	418,359
Illinois Tool Works, Inc.	2,850	409,060
Ingersoll-Rand PLC	3,834	413,880
Parker-Hannifin Corp.	2,371	406,911
Pentair PLC (United Kingdom)	9,619	428,142
Snap-on, Inc.	2,553	399,596
Stanley Black & Decker, Inc.	3,101	422,263
Xylem, Inc.	5,340	422,074
		4,162,968
Industrial REITs–0.39%
Duke Realty Corp.	13,407	409,986
Prologis, Inc.	5,704	410,403
		820,389
Insurance Brokers–0.79%
Aon PLC	2,474	422,312
Arthur J. Gallagher & Co.	5,172	403,933
Marsh & McLennan Cos., Inc.	4,476	420,296
Willis Towers Watson PLC	2,369	416,115
		1,662,656
Integrated Oil & Gas–0.59%
Chevron Corp.	3,304	406,987
Exxon Mobil Corp.	5,078	410,302
Occidental Petroleum Corp.	6,393	423,217
		1,240,506
Integrated Telecommunication Services–0.40%
AT&T Inc.	13,384	419,722
Verizon Communications, Inc.	7,092	419,350
		839,072
Interactive Home Entertainment–0.61%
Activision Blizzard, Inc.	9,540	434,356
Electronic Arts, Inc. (b)	4,075	414,143
Shares		Value
Interactive Home Entertainment–(continued)
Take-Two Interactive Software, Inc. (b)	4,606	$434,668
		1,283,167
Interactive Media & Services–0.78%
Alphabet, Inc., Class A(b)	172	202,425
Alphabet, Inc., Class C(b)	177	207,676
Facebook, Inc., Class A(b)	2,363	393,888
TripAdvisor, Inc. (b)	7,875	405,169
Twitter, Inc. (b)	13,348	438,882
		1,648,040
Internet & Direct Marketing Retail–0.79%
Amazon.com, Inc. (b)(d)	247	439,845
Booking Holdings, Inc. (b)	233	406,564
eBay, Inc.	11,172	414,928
Expedia Group, Inc.	3,303	393,057
		1,654,394
Internet Services & Infrastructure–0.39%
Akamai Technologies, Inc. (b)	5,678	407,169
VeriSign, Inc. (b)	2,255	409,418
		816,587
Investment Banking & Brokerage–0.95%
Charles Schwab Corp. (The)	9,235	394,889
E*TRADE Financial Corp.	8,538	396,419
Goldman Sachs Group, Inc. (The)	2,053	394,155
Morgan Stanley	9,694	409,087
Raymond James Financial, Inc.	4,990	401,246
		1,995,796
IT Consulting & Other Services–1.00%
Accenture PLC, Class A	2,479	436,353
Cognizant Technology Solutions Corp., Class A	5,651	409,415
DXC Technology Co.	6,246	401,680
Gartner, Inc. (b)	2,838	430,468
International Business Machines Corp.	2,967	418,644
		2,096,560
Leisure Products–0.36%
Hasbro Inc.	4,606	391,602
Mattel, Inc. (b)	27,673	359,749
		751,351
Life & Health Insurance–1.50%
Aflac, Inc.	8,258	412,900
Brighthouse Financial, Inc. (b)	10,658	386,779
Lincoln National Corp.	6,663	391,118
MetLife, Inc.	9,080	386,536
Principal Financial Group, Inc.	8,033	403,176
Prudential Financial, Inc.	4,297	394,808
Torchmark Corp.	4,941	404,915
Unum Group	11,128	376,460
		3,156,692
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equally-Weighted S&P 500 Fund

Shares		Value
Life Sciences Tools & Services–1.41%
Agilent Technologies, Inc.	5,142	$413,314
Illumina, Inc. (b)	1,361	422,849
IQVIA Holdings, Inc. (b)	2,917	419,610
Mettler-Toledo International, Inc. (b)	588	425,124
PerkinElmer, Inc.	4,364	420,515
Thermo Fisher Scientific, Inc.	1,605	439,321
Waters Corp. (b)	1,680	422,873
		2,963,606
Managed Health Care–0.97%
Anthem, Inc.	1,364	391,441
Centene Corp. (b)	7,089	376,426
Humana Inc.	1,494	397,404
UnitedHealth Group Inc.	1,689	417,622
WellCare Health Plans, Inc. (b)	1,672	451,022
		2,033,915
Metal & Glass Containers–0.20%
Ball Corp.	7,288	421,684
Motorcycle Manufacturers–0.18%
Harley-Davidson, Inc.	10,647	379,672
Movies & Entertainment–0.57%
Netflix, Inc. (b)	1,146	408,618
Viacom, Inc., Class B	13,894	390,005
Walt Disney Co. (The)	3,530	391,896
		1,190,519
Multi-line Insurance–0.77%
American International Group, Inc.	9,502	409,156
Assurant, Inc.	4,010	380,589
Hartford Financial Services Group, Inc. (The)	8,334	414,367
Loews Corp.	8,553	409,945
		1,614,057
Multi-Sector Holdings–0.38%
Berkshire Hathaway, Inc., Class B(b)	2,017	405,195
Jefferies Financial Group, Inc.	21,160	397,597
		802,792
Multi-Utilities–1.95%
Ameren Corp.	5,592	411,292
CenterPoint Energy, Inc.	13,353	409,937
CMS Energy Corp.	7,338	407,552
Consolidated Edison, Inc.	4,783	405,646
Dominion Energy, Inc.	5,294	405,838
DTE Energy Co.	3,254	405,904
NiSource Inc.	14,623	419,095
Public Service Enterprise Group, Inc.	6,809	404,523
Sempra Energy	3,278	412,569
WEC Energy Group Inc.	5,207	411,770
		4,094,126
Shares		Value
Office REITs–0.77%
Alexandria Real Estate Equities, Inc.	2,913	$415,277
Boston Properties, Inc.	3,027	405,255
SL Green Realty Corp.	4,437	398,975
Vornado Realty Trust	5,927	399,717
		1,619,224
Oil & Gas Drilling–0.20%
Helmerich & Payne, Inc.	7,592	421,812
Oil & Gas Equipment & Services–1.02%
Baker Hughes, a GE Co., Class A	15,584	431,989
Halliburton Co.	14,597	427,692
National Oilwell Varco, Inc.	15,499	412,893
Schlumberger Ltd.	9,723	423,631
TechnipFMC PLC (United Kingdom)	19,112	449,514
		2,145,719
Oil & Gas Exploration & Production–2.70%
Anadarko Petroleum Corp.	9,531	433,470
Apache Corp.	12,549	434,948
Cabot Oil & Gas Corp.	16,253	424,203
Cimarex Energy Co.	5,871	410,383
Concho Resources, Inc.	3,997	443,507
ConocoPhillips	6,128	408,983
Devon Energy Corp.	15,012	473,779
Diamondback Energy, Inc.	4,197	426,121
EOG Resources, Inc.	4,638	441,445
Hess Corp.	7,290	439,077
Marathon Oil Corp.	24,645	411,818
Noble Energy, Inc.	18,720	462,946
Pioneer Natural Resources Co.	3,075	468,261
		5,678,941
Oil & Gas Refining & Marketing–0.79%
HollyFrontier Corp.	8,216	404,802
Marathon Petroleum Corp.	6,973	417,334
Phillips 66	4,237	403,235
Valero Energy Corp.	5,027	426,441
		1,651,812
Oil & Gas Storage & Transportation–0.60%
Kinder Morgan, Inc.	20,323	406,663
ONEOK, Inc.	6,114	427,002
Williams Cos., Inc. (The)	14,889	427,612
		1,261,277
Packaged Foods & Meats–2.49%
Campbell Soup Co.	11,131	424,425
Conagra Brands, Inc.	17,845	495,020
General Mills, Inc.	8,612	445,671
Hershey Co. (The)	3,603	413,732
Hormel Foods Corp.	9,327	417,477
JM Smucker Co. (The)	3,911	455,632
Kellogg Co.	7,348	421,628
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equally-Weighted S&P 500 Fund

Shares		Value
Packaged Foods & Meats–(continued)
Kraft Heinz Co. (The)	12,491	$407,831
Lamb Weston Holdings, Inc.	5,727	429,181
McCormick & Co, Inc.	2,925	440,593
Mondelez International, Inc., Class A	8,638	431,209
Tyson Foods, Inc., Class A	6,386	443,380
		5,225,779
Paper Packaging–0.98%
Avery Dennison Corp.	3,698	417,874
International Paper Co.	8,761	405,371
Packaging Corp. of America	4,116	409,048
Sealed Air Corp.	8,934	411,500
WestRock Co.	10,636	407,891
		2,051,684
Personal Products–0.40%
Coty, Inc., Class A	36,453	419,209
Estee Lauder Cos., Inc. (The), Class A	2,569	425,298
		844,507
Pharmaceuticals–1.95%
Allergan PLC	2,763	404,531
Bristol-Myers Squibb Co.	7,802	372,233
Eli Lilly and Co.	3,164	410,561
Johnson & Johnson	2,903	405,810
Merck & Co., Inc.	5,024	417,846
Mylan N.V. (b)	15,068	427,027
Nektar Therapeutics (b)	11,413	383,477
Perrigo Co. PLC	8,623	415,284
Pfizer Inc.	9,806	416,461
Zoetis, Inc.	4,360	438,921
		4,092,151
Property & Casualty Insurance–0.98%
Allstate Corp. (The)	4,297	404,692
Chubb Ltd.	3,028	424,162
Cincinnati Financial Corp.	4,736	406,822
Progressive Corp. (The)	5,548	399,955
Travelers Cos., Inc. (The)	3,059	419,573
		2,055,204
Publishing–0.18%
News Corp., Class A	23,597	293,546
News Corp., Class B	7,581	94,687
		388,233
Railroads–0.79%
CSX Corp.	5,586	417,944
Kansas City Southern	3,601	417,644
Norfolk Southern Corp.	2,267	423,680
Union Pacific Corp.	2,440	407,968
		1,667,236
Shares		Value
Real Estate Services–0.19%
CBRE Group, Inc., Class A(b)	8,004	$395,798
Regional Banks–2.50%
BB&T Corp.	8,083	376,102
Citizens Financial Group, Inc.	11,535	374,887
Comerica, Inc.	4,803	352,156
Fifth Third Bancorp	15,034	379,157
First Republic Bank	3,941	395,913
Huntington Bancshares, Inc.	29,141	369,508
KeyCorp	23,910	376,582
M&T Bank Corp.	2,388	374,964
People’s United Financial, Inc.	23,367	384,153
PNC Financial Services Group, Inc. (The)	3,174	389,323
Regions Financial Corp.	25,920	366,768
SunTrust Banks, Inc.	6,315	374,164
SVB Financial Group (b)	1,672	371,786
Zions Bancorp. N.A.	8,233	373,861
		5,259,324
Reinsurance–0.19%
Everest Re Group, Ltd.	1,849	399,310
Research & Consulting Services–0.78%
Equifax, Inc.	3,693	437,620
IHS Markit Ltd. (b)	7,604	413,506
Nielsen Holdings PLC	15,404	364,613
Verisk Analytics, Inc., Class A	3,181	423,073
		1,638,812
Residential REITs–1.17%
Apartment Investment & Management Co., Class A	8,113	408,003
AvalonBay Communities, Inc.	2,040	409,489
Equity Residential	5,445	410,117
Essex Property Trust, Inc.	1,414	408,985
Mid-America Apartment Communities, Inc.	3,802	415,673
UDR, Inc.	8,954	407,049
		2,459,316
Restaurants–1.04%
Chipotle Mexican Grill, Inc. (b)	650	461,702
Darden Restaurants, Inc.	3,724	452,354
McDonald’s Corp.	2,233	424,047
Starbucks Corp.	5,757	427,975
Yum! Brands, Inc.	4,147	413,912
		2,179,990
Retail REITs–1.20%
Federal Realty Investment Trust	3,041	419,202
Kimco Realty Corp.	23,151	428,293
Macerich Co. (The)	9,547	413,862
Realty Income Corp.	5,771	424,515
Regency Centers Corp.	6,287	424,310
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equally-Weighted S&P 500 Fund

Shares		Value
Retail REITs–(continued)
Simon Property Group, Inc.	2,301	$419,265
		2,529,447
Semiconductor Equipment–0.60%
Applied Materials, Inc.	10,624	421,348
KLA-Tencor Corp.	3,518	420,084
Lam Research Corp.	2,374	424,970
		1,266,402
Semiconductors–2.63%
Advanced Micro Devices, Inc. (b)	18,218	464,923
Analog Devices, Inc.	3,803	400,342
Broadcom, Inc.	1,525	458,583
Intel Corp.	7,640	410,268
Maxim Integrated Products, Inc.	7,718	410,366
Microchip Technology, Inc.	4,714	391,073
Micron Technology, Inc. (b)	10,374	428,757
NVIDIA Corp.	2,661	477,809
Qorvo, Inc. (b)	5,846	419,334
QUALCOMM, Inc.	7,490	427,155
Skyworks Solutions, Inc.	5,004	412,730
Texas Instruments, Inc.	3,823	405,506
Xilinx, Inc.	3,379	428,423
		5,535,269
Soft Drinks–0.57%
Coca-Cola Co. (The)	8,942	419,022
Monster Beverage Corp. (b)	6,615	361,047
PepsiCo, Inc.	3,479	426,351
		1,206,420
Specialized Consumer Services–0.18%
H&R Block, Inc.	16,071	384,740
Specialized REITs–1.81%
American Tower Corp., Class A	2,207	434,912
Crown Castle International Corp.	3,314	424,192
Digital Realty Trust, Inc.	3,579	425,901
Equinix, Inc.	931	421,892
Extra Space Storage Inc.	4,130	420,888
Iron Mountain Inc.	11,528	408,783
Public Storage	1,870	407,249
SBA Communications Corp., Class A(b)	2,182	435,658
Weyerhaeuser Co.	16,260	428,288
		3,807,763
Specialty Chemicals–1.35%
Albemarle Corp.	4,832	396,127
Celanese Corp., Series A	4,017	396,116
DowDuPont, Inc.	7,332	390,869
Ecolab, Inc.	2,364	417,341
International Flavors & Fragrances, Inc.	3,196	411,613
PPG Industries, Inc.	3,656	412,653
Shares		Value
Specialty Chemicals–(continued)
Sherwin-Williams Co. (The)	961	$413,912
		2,838,631
Specialty Stores–0.64%
Tiffany & Co.	4,250	448,588
Tractor Supply Co.	4,436	433,663
Ulta Beauty, Inc. (b)	1,308	456,139
		1,338,390
Steel–0.19%
Nucor Corp.	6,938	404,832
Systems Software–0.99%
Fortinet, Inc. (b)	4,970	417,331
Microsoft Corp.	3,627	427,768
Oracle Corp.	7,598	408,089
Red Hat, Inc. (b)	2,218	405,229
Symantec Corp.	18,268	419,981
		2,078,398
Technology Hardware, Storage & Peripherals–1.40%
Apple, Inc.	2,323	441,254
Hewlett Packard Enterprise Co.	25,688	396,366
HP, Inc.	21,397	415,744
NetApp, Inc.	6,345	439,962
Seagate Technology PLC	8,675	415,446
Western Digital Corp.	8,444	405,818
Xerox Corp.	13,234	423,223
		2,937,813
Tobacco–0.39%
Altria Group, Inc.	7,241	415,851
Philip Morris International, Inc.	4,585	405,268
		821,119
Trading Companies & Distributors–0.57%
Fastenal Co.	6,527	419,751
United Rentals, Inc. (b)	3,253	371,655
W.W. Grainger, Inc.	1,366	411,071
		1,202,477
Trucking–0.19%
JB Hunt Transport Services, Inc.	3,938	398,880
Water Utilities–0.19%
American Water Works Co., Inc.	3,910	407,657
Total Common Stocks & Other Equity Interests (Cost $132,040,359)		206,251,893

Money Market Funds–1.76%
Invesco Government & Agency Portfolio-Institutional Class, 2.33%(e)	1,388,482	1,388,482
Invesco Liquid Assets Portfolio-Institutional Class, 2.48%(e)	1,057,849	1,058,167
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equally-Weighted S&P 500 Fund

Shares		Value

Invesco Treasury Portfolio-Institutional Class, 2.31%(e)	1,249,202	$1,249,202
Total Money Market Funds (Cost $3,695,795)		3,695,851
TOTAL INVESTMENTS IN SECURITIES–99.90% (Cost $135,736,154)		209,947,744
OTHER ASSETS LESS LIABILITIES–0.10%		200,422
NET ASSETS–100.00%		$210,148,166
Abbreviations:
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)
The Fund’s Adviser is a subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Fund. The value of this security as of March 31,
2019 represented less than 1% of the Fund’s Net Assets. See Note 3.

(d)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1E.
(e)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of March 31, 2019.
Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation
Equity Risk
E-Mini S&P 500 Index	27	June-2019	$3,831,030	$16,628	$16,628
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equally-Weighted S&P 500 Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2019
(Unaudited)
NOTE 1—Significant Accounting Policies
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded.
Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American
Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net
realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the
Invesco V.I. Equally-Weighted S&P 500 Fund

B.
Securities Transactions and Investment Income — (continued)
Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net
investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the
Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the
Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security.
Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
E.
Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties ("Counterparties") to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
F.
Collateral — To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.
NOTE 2—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.
Invesco V.I. Equally-Weighted S&P 500 Fund

Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$206,251,893	$—	$—	$206,251,893
Money Market Funds	3,695,851	—	—	3,695,851
Total Investments in Securities	209,947,744	—	—	209,947,744
Other Investments - Assets*
Futures Contracts	16,628	—	—	16,628
Total Investments	$209,964,372	$—	$—	$209,964,372
*	Unrealized appreciation.
NOTE 3—Investments in Affiliates
The Fund’s Adviser is a subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Fund. The following is a summary of the transactions in, and earnings from, investments in Invesco Ltd. for the three months ended March 31, 2019.
	Value 12/31/18	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain/(Loss)	Value 03/31/19	Dividend Income
Invesco Ltd.	$524,213	$9,089	$(186,405)	$191,402	$(122,902)	$415,397	$6,512
Invesco V.I. Equally-Weighted S&P 500 Fund